Supplement dated February 3, 2003 to the Prospectus Dated November 29, 2002
	Advantus Cornerstone Fund, Inc.
	Advantus Enterprise Fund, Inc.
	Advantus Horizon Fund, Inc.
	Advantus Index 500 Fund, Inc.
	Advantus Real Estate Securities Fund, Inc.
	Advantus Venture Fund, Inc.

I.	In connection with Advantus Cornerstone Fund, Inc., footnote (c) to the table of fees and expenses on page 5 of the prospectus is amended to read as follows:

(c)	Advantus Capital Management, Inc. (Advantus Capital), the Fund's
investment adviser, has voluntarily agreed to absorb "other expenses", excluding advisory fees and Rule 12b-1 fees, in excess of ..39% of average net assets of the Fund. After such absorption, the ratio of total fund operating expenses to average net assets will be 1.34% for Class A shares and 2.09% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time at its sole discretion.

II.	In connection with Advantus Enterprise Fund, Inc., footnote (c) to the table of fees and expenses on page 10 of the prospectus is amended to read as follows:

(c)	Advantus Capital Management, Inc. (Advantus Capital), the Fund's
investment adviser, has voluntarily agreed to absorb "other expenses", excluding advisory fees and Rule 12b-1 fees, in excess of ..58% of average net assets of the Fund. After such absorption, the ratio of total fund operating expenses to average net assets will be 1.53% for Class A shares and 2.28% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time at its sole discretion.


III.	In connection with Advantus Horizon Fund, Inc., footnote (c) to the table of fees and expenses on page 15 of the prospectus is amended to read as follows:

(c)	Advantus Capital Management, Inc. (Advantus Capital), the Fund's
investment adviser, has voluntarily agreed to absorb "other expenses", excluding advisory fees and Rule 12b-1 fees, in excess of ..45% of average net assets of the Fund. After such absorption, the ratio of total fund operating expenses to average net assets will be 1.40% for Class A shares and 2.15% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time at its sole discretion.





Investors should retain this supplement for future reference.
F. 58814  2-2003